Property, Plant and Equipment	12 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

5. Property, Plant and Equipment

Property, plant and equipment consists of the following:

(in thousands)	June 30, 2023	June 30, 2022
Buildings and improvements	$147,519	$139,223
Land	31,073	46,632
Machinery and equipment	81,807	77,676
Cooperage	11,078	10,165
Vineyards	9,960	12,860
Furniture and fixtures	1,509	1,754
	282,946	288,310
Less accumulated depreciation	(75,917)	(66,987)
	207,029	221,323
Construction in progress	8,938	17,396
	$215,967	$238,719

Depreciation expense, a portion of which is recognized as an inventoriable cost, related to property, plant and equipment was $15.9 million and $15.2 million for the years ended June 30, 2023 and 2022, respectively.